Operating Segments - Schedule of Operating Segment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Operating Segment [Line Items]
Retail sales		$ 20,864,329	$ 20,226,311		$ 19,754,076
Service revenue		927,149	819,493		741,246
Other revenue		89,031	76,283		124,351
Gross profit		5,533,008	5,426,043		5,239,583
Operating profit		776,126	882,781		990,134
Depreciation and amortization		705,403	660,145		603,328
Net finance expenses		(411,346)	(414,290)		(380,474)
Profit before income tax from continuing operations		292,908	354,072		574,940
Income tax		(55,665)	(45,898)		(325,702)
Colombia [Member]
Schedule of Operating Segment [Line Items]
Retail sales		15,350,761	15,018,909		14,517,395
Service revenue		831,075	753,071		648,806
Other revenue		74,499	63,014		113,467
Gross profit		3,598,690	3,558,757		3,385,817
Operating profit		519,325	512,588		663,984
Depreciation and amortization		573,796	556,669		506,716
Net finance expenses		(361,024)	(386,112)		(263,785)
Profit before income tax from continuing operations		86,429	12,057		365,479
Income tax		4,177	31,134		(218,901)
Argentina [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[1]	1,479,800	1,014,898		1,683,717
Service revenue	[1]	65,348	37,893		66,657
Other revenue	[1]	3	15		341
Gross profit	[1]	459,377	360,632		604,403
Operating profit	[1]	(74,505)	28,918		68,703
Depreciation and amortization	[1]	34,546	19,301		24,427
Net finance expenses	[1]	(2,431)	(15,835)		(97,014)
Profit before income tax from continuing operations	[1]	(76,936)	13,083		(28,311)
Income tax	[1]	12,261	(11,905)		(65,262)
Uruguay [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[1]	4,034,404	4,193,328		3,553,925
Service revenue	[1]	30,726	28,529		25,783
Other revenue	[1]	14,529	13,485		10,815
Gross profit	[1]	1,474,941	1,506,654		1,249,056
Operating profit	[1]	331,306	341,275		257,140
Depreciation and amortization	[1]	97,061	84,175		72,185
Net finance expenses	[1]	(47,891)	(12,343)		(19,368)
Profit before income tax from continuing operations	[1]	283,415	328,932		237,772
Income tax	[1]	(72,103)	(65,127)		(41,539)
Operating Segments [Member]
Schedule of Operating Segment [Line Items]
Retail sales		20,864,965	20,227,135		19,755,037
Service revenue		927,149	819,493	[2]	741,246
Other revenue		89,031	76,514		124,623
Gross profit		5,533,008	5,426,043	[2]	5,239,276
Operating profit		776,126	882,781	[2]	989,827
Depreciation and amortization		705,403	660,145	[2]	603,328
Net finance expenses		(411,346)	(414,290)	[2]	(380,167)
Profit before income tax from continuing operations		292,908	354,072	[2]	574,940
Income tax		(55,665)	(45,898)	[2]	(325,702)
Eliminations [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[2]	(636)	(824)		(961)
Service revenue	[2]
Other revenue	[2]		(231)		(272)
Gross profit	[2]				307
Operating profit	[2]				307
Depreciation and amortization	[2]
Net finance expenses	[2]				(307)
Profit before income tax from continuing operations	[2]
Income tax	[2]

[1]	Non-operating companies (holding companies that hold interests in the operating companies) are allocated by segments to the geographic area to which the operating companies belong. Should the holding company hold interests in various operating companies, it is allocated to the most significant operating company.
[2]	Relates to the balances of transactions carried out between segments, which are eliminated in the process of consolidation of financial statements.